Note 27 - Provisions - Changes in Provisions (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Balance	R$ 572.0	R$ 481.0
Effect of changes in foreign	0.2	3.2
Additions	656.9	455.9
Provisions used	(286.6)	(299.6)
Provisions reversed	(166.4)	(68.5)
Balance	776.1	572.0
Provision for taxes other than income tax [member]
Statement Line Items [Line Items]
Balance	184.1	182.3
Effect of changes in foreign	0.0	0.2
Additions	198.5	49.3
Provisions used	(57.3)	(17.2)
Provisions reversed	(106.7)	(30.5)
Balance	218.6	184.1
Provisions for labor [member]
Statement Line Items [Line Items]
Balance	129.9	120.1
Effect of changes in foreign	(0.8)	(0.1)
Additions	163.1	174.0
Provisions used	(147.2)	(142.2)
Provisions reversed	(20.8)	(21.9)
Balance	124.2	129.9
Legal proceedings provision [member]
Statement Line Items [Line Items]
Balance	86.8	64.0
Effect of changes in foreign	(2.2)	(0.8)
Additions	273.9	167.3
Provisions used	(71.8)	(132.2)
Provisions reversed	(33.8)	(11.5)
Balance	252.9	86.8
Miscellaneous other provisions [member]
Statement Line Items [Line Items]
Balance	156.7	105.9
Effect of changes in foreign	2.0	1.0
Additions	14.6	58.2
Provisions used	(5.2)	(8.0)
Provisions reversed	(5.1)	(0.4)
Balance	163.0	156.7
Total contingent provisions [member]
Statement Line Items [Line Items]
Balance	557.5	472.3
Effect of changes in foreign	(1.0)	0.3
Additions	650.1	448.8
Provisions used	(281.5)	(299.6)
Provisions reversed	(166.4)	(64.3)
Balance	758.7	557.5
Restructuring provision [member]
Statement Line Items [Line Items]
Balance	14.5	8.7
Effect of changes in foreign	1.2	2.9
Additions	6.8	7.1
Provisions used	(5.1)	0.0
Provisions reversed	0.0	(4.2)
Balance	R$ 17.4	R$ 14.5